FINANCIAL RISK MANAGEMENT	6 Months Ended
Sep. 30, 2025
FINANCIAL RISK MANAGEMENT

23 FINANCIAL RISK MANAGEMENT

23.1 Market risk factors

The Group’s activities expose it to a variety of market risks: foreign currency risk, interest rate risk and liquidation risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial performance.

The risks are minimized by the financial management policies and practices described below.

23.1.2 Foreign currency risk

The Group operates primarily in USD and HKD, albeit there is an increasing exposure to GBP. Given USD and HKD are pegged within a range, the Group had a reduced exposure to foreign currency risk during the year. Given the increasing exposure to other currencies, the Group will formalize a foreign currency hedging policy in respect of foreign currency transactions, assets and liabilities. The Group monitors its foreign currency exposure closely and will consider hedging significant foreign currency exposure to manage the risk. The material balance sheet items are denominated in USD and as such no sensitivity analysis on the impact of foreign exchange movements has been performed.

23.1.3 Interest rate risk

The Group has minimal interest rate risk because there are no significant borrowings at variable interest rates. The Group currently does not have an interest rate hedging policy. However, the management monitors interest rate exposure and will consider other necessary actions when significant interest rate exposure is anticipated. The Group’s cash flow interest rate risk relates primarily to variable-rate bank balances. The exposure to the interest rate risk for variable rate bank balances is insignificant as the bank balances have a short maturity period.

23.2 Credit risk

The Group has exposure to credit risk arising from deposits in banks as well as trade receivables. Credit risk is managed on a Group basis.

The amount of the Group’s maximum exposure to credit risk is the amount of the Group’s carrying value of the related financial assets and liabilities as of the end of the reporting period.

23.2.1 Deposits with bank

With respect to the Group’s deposits with banks, the Group limits its exposure to credit risk by placing deposits with financial institutions with high credit ratings and no recent history of default. Given the high credit ratings of the banks, management does not expect any counterparty to fail to meet its obligations. Management will continue to monitor the position and will take appropriate action if their ratings are changed. At September 30, 2025 and March 31, 2025, the Group had a concentration of deposits with one bank but does have additional banking relationships to mitigate any concentration risk.

23.3 Liquidity risk

23.3.1 Financing arrangement

The Group monitors its cash position on a regular basis and manages cash and cash equivalents to finance the Group’s operations. The Group has been primarily financed via the proceeds from the issuance of equity, issuance of convertible loan notes and access to a shareholder loan together with proceeds from the IPO.

23.3.2 Maturities of financial liabilities

The table below analyses the Group’s financial liabilities into relevant maturity groupings based on the remaining period at the end of each financial reporting period to the contractual maturity dates. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Within 1 year	1-5 years	Total
	USD	USD	USD
At September 30, 2025 (unaudited)
Accounts payable	637,680	-	637,680
Other payables and accruals	2,724,912	-	2,724,912
Deferred revenues	611,260	-	611,260
Lease liabilities	181,091	48,293	229,384
	4,154,943	48,293	4,203,236
At March 31, 2025 (audited)
Accounts payable	200,660	-	200,660
Other payables and accruals	706,874	-	706,874
Deferred revenues	505,424	-	505,424
Due to a related company	34,579	-	34,579
Lease liabilities	126,808	110,867	237,675
	1,574,345	110,867	1,685,212

23.4 Capital risk

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern and to maximize the return to the shareholders through the optimization of the debt and equity balance.

The Group manages its capital structure and adjusts it in light of changes in economic conditions. To maintain or adjust the capital structure, the Group may issue new shares or other instruments. No changes were made in the objectives, policies or processes for managing capital during the six months ended September 30, 2025.

23.5 Fair values measurements

23.5.1 Financial assets and financial liabilities measured at amortized cost

The financial assets and financial liabilities in the table below are measured at amortized cost. Management believes the carrying amounts of these financial assets and liabilities measured at amortized cost approximate their fair values.

	September 30, 2025	March 31, 2025
	USD	USD
	(Unaudited)	(Audited)
Financial assets
Trade receivables	2,495,302	1,394,545
Other receivables	9,770,725	650,486
Contract assets	-	750
Restricted bank balance	383,400	399,400
Cash and cash equivalents	1,850,673	3,111,141
	14,500,100	5,556,322
Financial liabilities
Trade payables	637,680	200,660
Other payables	12,118	11,852
Due to related companies	-	34,579
Lease liabilities	229,384	237,675
	879,182	484,766